Unaudited Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue	$ 1,304,789	$ 3,874,080
Cost of revenues	(1,008,334)	(2,328,001)
Gross profit	296,455	1,546,079
Operating expenses
General and administrative expenses	(4,809,370)	(2,205,377)
Total operating expenses	(4,809,370)	(2,205,377)
Other income (expenses), net
Interest income	436,330	138,306
Change in fair value of warrants	65,576	845,683
Share of equity investees	(195,454)	(201,815)
Other loss	(496,160)	(167,046)
Total other (expenses) income, net	(189,708)	615,128
Net loss before income taxes	(4,702,623)	(44,170)
Income tax expenses	(187)	(259,031)
Net loss	(4,702,810)	(303,201)
Less: Net loss (income) attributable to non-controlling interests	1,285,431	(377,840)
Net loss attributable to BIT BROTHER LTD’s Shareholders	(3,417,379)	(681,041)
Foreign currency translation adjustment	2,554,601	1,351,562
Comprehensive income	(862,778)	670,521
Less: Comprehensive loss attributable to non-controlling interests	1,285,431	(377,840)
Comprehensive income attributable to BIT BROTHER LTD’s Shareholders	$ 422,653	$ 292,681
Loss per share- basic and diluted (in Dollars per share)	$ (0.06)	$ (0.09)
Weighted Average Shares Outstanding-Basic and Diluted (in Shares)	55,507,725	7,237,052